ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative)					3 Months Ended						4 Months Ended	9 Months Ended		10 Months Ended	11 Months Ended	12 Months Ended
	Jun. 22, 2021 shares	Apr. 30, 2019	Mar. 01, 2019 USD ($) shares	Apr. 11, 2018 shares	Sep. 30, 2022 USD ($)	Jun. 30, 2022 USD ($)	Mar. 31, 2022 USD ($)	Sep. 30, 2021 USD ($)	Jun. 30, 2021 USD ($)	Mar. 31, 2021 USD ($)	Apr. 30, 2018	Sep. 30, 2022 USD ($)	Sep. 30, 2021 USD ($)	Dec. 31, 2020 USD ($)	Mar. 31, 2019	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2018	Jan. 06, 2022	Dec. 31, 2021 CNY (¥)
Product Information [Line Items]
Cash provided by (used in) operating activities												$ (48,444)	$ 712,200			$ 457,142	$ (1,236,265)
Net income (loss)					$ 910,735	$ 788,983	$ 175,959	$ 449,863	$ 456,881	$ 335,574		1,875,677	1,242,318			1,963,469	(3,647,353)
Working capital																3,351,962
Impairment of goodwill												0	0				5,594,692
Contract with customer advance					176,213							176,213		$ 580,151		382,518	580,151
Contract with Customer, Liability																580,151
Sales and distribution expenses					$ 15,509			$ 21,964				49,593	$ 69,122			89,416	23,191
Value added tax		13.00%									17.00%				16.00%
Statutory reserves																$ 636,898
Value of shares issued for acquisition																	$ 9,773,989
Amount of customer advances in opening balance												$ 322,084
Jiujiu Group Stock Co., Ltd [Member]
Product Information [Line Items]
Equity method investment ownership percentage			100.00%
DaXingHuaShang Investment Group Limited [Member]
Product Information [Line Items]
Equity method investment ownership percentage																			70.00%
Share Exchange Agreement [Member] | DaXingHuaShang Investment Group Limited [Member]
Product Information [Line Items]
Stock issued during period, shares, new Issues | shares				15,000,000
Sale And Purchase Agreement [Member] | Jiujiu Group Stock Co., Ltd [Member]
Product Information [Line Items]
Number of shares exchanged | shares			5
Equity method investment ownership percentage			100.00%
Value of shares issued for acquisition			$ 150
Xixingdao Agreement [Member] | QHDX [Member]
Product Information [Line Items]
Number of shares exchanged | shares	243,134
Equity method investment ownership percentage	90.00%
Accounts Payable [Member] | Customer Concentration Risk [Member] | One Customer [Member]
Product Information [Line Items]
Concentration Risk, Percentage																10.00%	10.00%
Accounts Payable [Member] | Customer Concentration Risk [Member] | Two Suppliers [Member]
Product Information [Line Items]
Concentration Risk, Percentage																10.00%
Accounts Payable [Member] | Customer Concentration Risk [Member] | Three Suppliers [Member]
Product Information [Line Items]
Concentration Risk, Percentage																10.00%
Minimum [Member]
Product Information [Line Items]
Statuory reserve percentage																10.00%
Maximum [Member]
Product Information [Line Items]
Statuory reserve percentage																50.00%
Maximum [Member] | China Deposit Insurance System [Member]
Product Information [Line Items]
Cash, FDIC Insured Amount | ¥																				¥ 500,000
VAT Small Taxpayers [Member]
Product Information [Line Items]
Value added tax														1.00%			3.00%	3.00%